Provisions - Summary of Provisions (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Non current provisions	$ 161,095,990	$ 120,683,488	$ 107,435,794
Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	44,184,248	29,256,783	19,874,101
Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	80,602,101	59,616,013	53,538,707
Civil and others [member]
Disclosure of other provisions [line items]
Non current provisions	$ 36,309,641	$ 31,810,692	$ 34,022,986